Label	Element	Value	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate		Feb. 22, 2013
Dunham Corporate/Government Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		4.50%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		0.25%
Other Expenses	rr_OtherExpensesOverAssets		0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		1.35%
1 Year	rr_ExpenseExampleYear01		$ 581
3 Years	rr_ExpenseExampleYear03		858
5 Years	rr_ExpenseExampleYear05		1,156
10 Years	rr_ExpenseExampleYear10		2,001
1 Year	rr_AverageAnnualReturnYear01		2.33%
5 Years	rr_AverageAnnualReturnYear05		4.97%
Life of Fund	rr_AverageAnnualReturnSinceInception		4.87%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate		Jan. 03, 2007
Dunham Corporate/Government Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		0.75%
Other Expenses	rr_OtherExpensesOverAssets		0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		1.85%
1 Year	rr_ExpenseExampleYear01		188
3 Years	rr_ExpenseExampleYear03		582
5 Years	rr_ExpenseExampleYear05		1,001
10 Years	rr_ExpenseExampleYear10		2,169
1 Year	rr_AverageAnnualReturnYear01		6.51%
5 Years	rr_AverageAnnualReturnYear05		5.42%
Life of Fund	rr_AverageAnnualReturnSinceInception		4.51%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate		Dec. 10, 2004
Dunham Corporate/Government Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses	rr_OtherExpensesOverAssets		0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		1.10%
1 Year	rr_ExpenseExampleYear01		112
3 Years	rr_ExpenseExampleYear03		350
5 Years	rr_ExpenseExampleYear05		606
10 Years	rr_ExpenseExampleYear10		1,340
Annual Return 2005	rr_AnnualReturn2005		1.43%
Annual Return 2006	rr_AnnualReturn2006		3.91%
Annual Return 2007	rr_AnnualReturn2007		6.30%
Annual Return 2008	rr_AnnualReturn2008		0.90%
Annual Return 2009	rr_AnnualReturn2009		10.37%
Annual Return 2010	rr_AnnualReturn2010		7.81%
Annual Return 2011	rr_AnnualReturn2011		4.54%
Annual Return 2012	rr_AnnualReturn2012		7.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		4.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(1.99%)
1 Year	rr_AverageAnnualReturnYear01		7.38%
5 Years	rr_AverageAnnualReturnYear05		6.21%
Life of Fund	rr_AverageAnnualReturnSinceInception		5.29%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate		Dec. 10, 2004
Dunham Corporate/Government Bond Fund | Class N | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		5.81%
5 Years	rr_AverageAnnualReturnYear05		4.49%
Life of Fund	rr_AverageAnnualReturnSinceInception		3.69%	[3]
Dunham Corporate/Government Bond Fund | Class N | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		4.87%
5 Years	rr_AverageAnnualReturnYear05		4.36%
Life of Fund	rr_AverageAnnualReturnSinceInception		3.62%	[3]
Dunham Corporate/Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		Dunham Corporate/Government Bond Fund
Objective [Heading]	rr_ObjectiveHeading		Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock		The Fund seeks to provide current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading		Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 99 of the Fund's Prospectus and in How to Buy and Sell Shares on page 98 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts		You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount		$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent		Management Fees have been restated to reflect a new contractual base Sub-Adviser fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees		The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading		Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading		Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's Sub-Adviser seeks to achieve the Fund's investment objectives by investing primarily in corporate and government bonds using the Sub-Adviser's active management techniques including interest rate anticipation, sector rotation, issuer selection and opportunistic trading. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in corporate bonds of issuers from any country and in government bonds. The Fund defines corporate bonds to include: (1) debt securities issued by a corporation (or equivalent entity), (2) non-government mortgage-backed securities and collateralized mortgage obligations (MBS), (3) asset-backed securities (ABS) and (4) index-linked bonds. The Fund defines government bonds to include: (1) any United States government issued or guaranteed MBS (Gov-MBS) and debt securities issued by the United States' Treasury, any agency or instrumentality of the United States; (2) any multi-governmental entity of which the United States is a member; and (3) any state or other political subdivision within the United States or its territories. In general, the Sub-Adviser buys securities that its active management techniques identify as undervalued and sells them when more compelling investments are available. The Fund's Sub-Adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The Fund may invest up to 40% of its assets in higher-yielding, higher-risk corporate and government bonds — also known as "high-yield" or "junk" bonds — with medium to low credit quality ratings. High-yield bonds are rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated determined by the Sub-Adviser to be of comparable quality. However, the Fund intends to maintain an average portfolio credit quality of investment grade. The bonds in the Fund's portfolio can be of any maturity.

Risk [Heading]	rr_RiskHeading		Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments due to the Fund. An increase in credit risk or a default will cause the value of Fund debt securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, are speculative investments that generally have more credit risk than higher-rated securities. Companies issuing high-yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Portfolio Turnover Risk – The frequency of the Fund's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Prepayment Risk – Mortgage-backed securities are subject to the risk that borrowers will prepay their loans more quickly than originally expected if interest rates fall. This may force the Fund to reinvest prepayment proceeds at lower yields, which may reduce Fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		www.dunham.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		Class N Shares Annual Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 4.87% (quarter ended September 30, 2009) and the lowest return for a quarter was -1.99% (quarter ended September 30, 2008).

Performance Table Heading	rr_PerformanceTableHeading		Dunham Corporate/Government Bond Fund AVERAGE ANNUAL TOTAL RETURN
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads		The Class A sales charge is reflected in the average annual total return table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown		After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.

Dunham Corporate/Government Bond Fund | Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		4.22%
5 Years	rr_AverageAnnualReturnYear05		5.95%
Life of Fund	rr_AverageAnnualReturnSinceInception		5.38%	[3]

[1]	Management Fees have been restated to reflect a new contractual base Sub-Adviser fee.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's Class N and Class C shares commenced operations on December 10, 2004. The Fund's Class A shares commenced operations on January 3, 2007.